UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class A : FDTTX

This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.82%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark S&P 500® index for the fiscal year, especially an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was security selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (+3%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an underweight in Nvidia (+179%). This period we increased our investment in Nvidia. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in Boeing (-21%). The stock was one of our biggest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock picking in health care and financials also boosted relative performance, as did an outsized investment in banks.
•The top individual relative contributor was an overweight in General Aerospace (+116%). The company was one of the fund's largest holdings. A second notable relative contributor was an overweight in GE Vernova (+83%). This was an investment we established this period. The company was one of the fund's biggest holdings on September 30. Lastly, a non-benchmark stake in Vertiv Holdings gained roughly 168% and helped.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	27.78%	14.99%	11.30%
Class A (without 5.75% sales charge)	35.58%	16.36%	11.96%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,890,567,695
Number of Holdings	194
Total Advisory Fee	$22,776,045
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.8
Industrials	16.5
Financials	16.1
Health Care	12.0
Communication Services	10.1
Energy	9.0
Consumer Staples	5.3
Consumer Discretionary	3.3
Materials	1.9
Utilities	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.1
Exxon Mobil Corp	6.0
GE Aerospace	5.7
Wells Fargo & Co	5.3
NVIDIA Corp	4.7
Meta Platforms Inc Class A	3.2
Apple Inc	2.9
Bank of America Corp	2.5
GE Vernova Inc	2.4
Boeing Co	2.1
41.9
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913718.100    396-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class Z : FZACX

This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 56	0.47%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500® index for the fiscal year, led by industrials. Picks in consumer discretionary and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+178%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Trane Technologies (+94%). The company was among our biggest holdings at period end. Another notable relative contributor was an overweight in Eaton (+57%). This period we decreased our position in Eaton. The company was one of our largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Security selection and an overweight in energy also hampered the fund's result. Also detracting from our result was an overweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+111%). This was a position we established this period. The second-largest relative detractor was our stake in Boeing (-17%). The stock was not held at period end. Our stake in Schlumberger (-18%) also detracted. The stock was not held at period end.
•Notable changes in positioning include lower allocations to the energy and communication services sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	38.24%	17.91%	13.19%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,556,923,390
Number of Holdings	232
Total Advisory Fee	$12,902,703
Portfolio Turnover	84%
What did the Fund invest in?
(as of September 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.3
Financials	13.7
Health Care	13.4
Industrials	12.4
Consumer Discretionary	10.6
Communication Services	7.5
Materials	4.5
Energy	3.8
Real Estate	3.0
Utilities	1.5
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.8
Microsoft Corp	6.3
NVIDIA Corp	6.0
Amazon.com Inc	4.1
Meta Platforms Inc Class A	3.6
Alphabet Inc Class C	2.8
UnitedHealth Group Inc	2.2
Eli Lilly & Co	1.9
Trane Technologies PLC	1.9
Mastercard Inc Class A	1.6
38.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913711.100    2528-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class O : FDESX

This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 49	0.41%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500® index for the fiscal year, led by industrials. Picks in consumer discretionary and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+178%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Trane Technologies (+94%). The company was among our biggest holdings at period end. Another notable relative contributor was an overweight in Eaton (+57%). This period we decreased our position in Eaton. The company was one of our largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Security selection and an overweight in energy also hampered the fund's result. Also detracting from our result was an overweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+111%). This was a position we established this period. The second-largest relative detractor was our stake in Boeing (-17%). The stock was not held at period end. Our stake in Schlumberger (-18%) also detracted. The stock was not held at period end.
•Notable changes in positioning include lower allocations to the energy and communication services sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class O	38.29%	17.94%	13.23%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,556,923,390
Number of Holdings	232
Total Advisory Fee	$12,902,703
Portfolio Turnover	84%
What did the Fund invest in?
(as of September 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.3
Financials	13.7
Health Care	13.4
Industrials	12.4
Consumer Discretionary	10.6
Communication Services	7.5
Materials	4.5
Energy	3.8
Real Estate	3.0
Utilities	1.5
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.8
Microsoft Corp	6.3
NVIDIA Corp	6.0
Amazon.com Inc	4.1
Meta Platforms Inc Class A	3.6
Alphabet Inc Class C	2.8
UnitedHealth Group Inc	2.2
Eli Lilly & Co	1.9
Trane Technologies PLC	1.9
Mastercard Inc Class A	1.6
38.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913713.100    6-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class I : FDEIX

This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 82	0.70%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark S&P 500® index for the fiscal year, especially an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was security selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (+3%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an underweight in Nvidia (+179%). This period we increased our investment in Nvidia. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in Boeing (-21%). The stock was one of our biggest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock picking in health care and financials also boosted relative performance, as did an outsized investment in banks.
•The top individual relative contributor was an overweight in General Aerospace (+116%). The company was one of the fund's largest holdings. A second notable relative contributor was an overweight in GE Vernova (+83%). This was an investment we established this period. The company was one of the fund's biggest holdings on September 30. Lastly, a non-benchmark stake in Vertiv Holdings gained roughly 168% and helped.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	35.78%	16.52%	12.11%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,890,567,695
Number of Holdings	194
Total Advisory Fee	$22,776,045
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.8
Industrials	16.5
Financials	16.1
Health Care	12.0
Communication Services	10.1
Energy	9.0
Consumer Staples	5.3
Consumer Discretionary	3.3
Materials	1.9
Utilities	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.1
Exxon Mobil Corp	6.0
GE Aerospace	5.7
Wells Fargo & Co	5.3
NVIDIA Corp	4.7
Meta Platforms Inc Class A	3.2
Apple Inc	2.9
Bank of America Corp	2.5
GE Vernova Inc	2.4
Boeing Co	2.1
41.9
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913716.100    1451-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class C : FDTCX

This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.62%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500® index for the fiscal year, led by industrials. Picks in consumer discretionary and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+178%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Trane Technologies (+94%). The company was among our biggest holdings at period end. Another notable relative contributor was an overweight in Eaton (+57%). This period we decreased our position in Eaton. The company was one of our largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Security selection and an overweight in energy also hampered the fund's result. Also detracting from our result was an overweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+111%). This was a position we established this period. The second-largest relative detractor was our stake in Boeing (-17%). The stock was not held at period end. Our stake in Schlumberger (-18%) also detracted. The stock was not held at period end.
•Notable changes in positioning include lower allocations to the energy and communication services sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	35.61%	16.48%	12.01%
Class C	36.61%	16.48%	12.01%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,556,923,390
Number of Holdings	232
Total Advisory Fee	$12,902,703
Portfolio Turnover	84%
What did the Fund invest in?
(as of September 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.3
Financials	13.7
Health Care	13.4
Industrials	12.4
Consumer Discretionary	10.6
Communication Services	7.5
Materials	4.5
Energy	3.8
Real Estate	3.0
Utilities	1.5
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.8
Microsoft Corp	6.3
NVIDIA Corp	6.0
Amazon.com Inc	4.1
Meta Platforms Inc Class A	3.6
Alphabet Inc Class C	2.8
UnitedHealth Group Inc	2.2
Eli Lilly & Co	1.9
Trane Technologies PLC	1.9
Mastercard Inc Class A	1.6
38.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913708.100    1444-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class M : FDTEX

This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 129	1.09%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500® index for the fiscal year, led by industrials. Picks in consumer discretionary and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+178%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Trane Technologies (+94%). The company was among our biggest holdings at period end. Another notable relative contributor was an overweight in Eaton (+57%). This period we decreased our position in Eaton. The company was one of our largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Security selection and an overweight in energy also hampered the fund's result. Also detracting from our result was an overweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+111%). This was a position we established this period. The second-largest relative detractor was our stake in Boeing (-17%). The stock was not held at period end. Our stake in Schlumberger (-18%) also detracted. The stock was not held at period end.
•Notable changes in positioning include lower allocations to the energy and communication services sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	32.55%	16.31%	12.02%
Class M (without 3.50% sales charge)	37.36%	17.14%	12.42%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,556,923,390
Number of Holdings	232
Total Advisory Fee	$12,902,703
Portfolio Turnover	84%
What did the Fund invest in?
(as of September 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.3
Financials	13.7
Health Care	13.4
Industrials	12.4
Consumer Discretionary	10.6
Communication Services	7.5
Materials	4.5
Energy	3.8
Real Estate	3.0
Utilities	1.5
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.8
Microsoft Corp	6.3
NVIDIA Corp	6.0
Amazon.com Inc	4.1
Meta Platforms Inc Class A	3.6
Alphabet Inc Class C	2.8
UnitedHealth Group Inc	2.2
Eli Lilly & Co	1.9
Trane Technologies PLC	1.9
Mastercard Inc Class A	1.6
38.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913709.100    1445-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class I : FDTIX

This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 68	0.57%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500® index for the fiscal year, led by industrials. Picks in consumer discretionary and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+178%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Trane Technologies (+94%). The company was among our biggest holdings at period end. Another notable relative contributor was an overweight in Eaton (+57%). This period we decreased our position in Eaton. The company was one of our largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Security selection and an overweight in energy also hampered the fund's result. Also detracting from our result was an overweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+111%). This was a position we established this period. The second-largest relative detractor was our stake in Boeing (-17%). The stock was not held at period end. Our stake in Schlumberger (-18%) also detracted. The stock was not held at period end.
•Notable changes in positioning include lower allocations to the energy and communication services sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	38.05%	17.77%	13.06%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,556,923,390
Number of Holdings	232
Total Advisory Fee	$12,902,703
Portfolio Turnover	84%
What did the Fund invest in?
(as of September 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.3
Financials	13.7
Health Care	13.4
Industrials	12.4
Consumer Discretionary	10.6
Communication Services	7.5
Materials	4.5
Energy	3.8
Real Estate	3.0
Utilities	1.5
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.8
Microsoft Corp	6.3
NVIDIA Corp	6.0
Amazon.com Inc	4.1
Meta Platforms Inc Class A	3.6
Alphabet Inc Class C	2.8
UnitedHealth Group Inc	2.2
Eli Lilly & Co	1.9
Trane Technologies PLC	1.9
Mastercard Inc Class A	1.6
38.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913710.100    1446-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Diversified Stock Fund Fidelity Advisor® Diversified Stock Fund Class A : FDTOX

This annual shareholder report contains information about Fidelity Advisor® Diversified Stock Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 92	0.77%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500® index for the fiscal year, led by industrials. Picks in consumer discretionary and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+178%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Trane Technologies (+94%). The company was among our biggest holdings at period end. Another notable relative contributor was an overweight in Eaton (+57%). This period we decreased our position in Eaton. The company was one of our largest holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Security selection and an overweight in energy also hampered the fund's result. Also detracting from our result was an overweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+111%). This was a position we established this period. The second-largest relative detractor was our stake in Boeing (-17%). The stock was not held at period end. Our stake in Schlumberger (-18%) also detracted. The stock was not held at period end.
•Notable changes in positioning include lower allocations to the energy and communication services sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	29.89%	16.14%	12.16%
Class A (without 5.75% sales charge)	37.81%	17.53%	12.83%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,556,923,390
Number of Holdings	232
Total Advisory Fee	$12,902,703
Portfolio Turnover	84%
What did the Fund invest in?
(as of September 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.3
Financials	13.7
Health Care	13.4
Industrials	12.4
Consumer Discretionary	10.6
Communication Services	7.5
Materials	4.5
Energy	3.8
Real Estate	3.0
Utilities	1.5
Consumer Staples	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.8
Microsoft Corp	6.3
NVIDIA Corp	6.0
Amazon.com Inc	4.1
Meta Platforms Inc Class A	3.6
Alphabet Inc Class C	2.8
UnitedHealth Group Inc	2.2
Eli Lilly & Co	1.9
Trane Technologies PLC	1.9
Mastercard Inc Class A	1.6
38.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913712.100    395-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class O : FDETX

This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class O	$ 63	0.53%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark S&P 500® index for the fiscal year, especially an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was security selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (+3%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an underweight in Nvidia (+179%). This period we increased our investment in Nvidia. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in Boeing (-21%). The stock was one of our biggest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock picking in health care and financials also boosted relative performance, as did an outsized investment in banks.
•The top individual relative contributor was an overweight in General Aerospace (+116%). The company was one of the fund's largest holdings. A second notable relative contributor was an overweight in GE Vernova (+83%). This was an investment we established this period. The company was one of the fund's biggest holdings on September 30. Lastly, a non-benchmark stake in Vertiv Holdings gained roughly 168% and helped.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class O	35.97%	16.68%	12.28%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,890,567,695
Number of Holdings	194
Total Advisory Fee	$22,776,045
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.8
Industrials	16.5
Financials	16.1
Health Care	12.0
Communication Services	10.1
Energy	9.0
Consumer Staples	5.3
Consumer Discretionary	3.3
Materials	1.9
Utilities	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.1
Exxon Mobil Corp	6.0
GE Aerospace	5.7
Wells Fargo & Co	5.3
NVIDIA Corp	4.7
Meta Platforms Inc Class A	3.2
Apple Inc	2.9
Bank of America Corp	2.5
GE Vernova Inc	2.4
Boeing Co	2.1
41.9
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913717.100    306-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class C : FDECX

This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 199	1.70%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark S&P 500® index for the fiscal year, especially an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was security selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (+3%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an underweight in Nvidia (+179%). This period we increased our investment in Nvidia. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in Boeing (-21%). The stock was one of our biggest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock picking in health care and financials also boosted relative performance, as did an outsized investment in banks.
•The top individual relative contributor was an overweight in General Aerospace (+116%). The company was one of the fund's largest holdings. A second notable relative contributor was an overweight in GE Vernova (+83%). This was an investment we established this period. The company was one of the fund's biggest holdings on September 30. Lastly, a non-benchmark stake in Vertiv Holdings gained roughly 168% and helped.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	33.44%	15.28%	11.09%
Class C	34.44%	15.28%	11.09%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,890,567,695
Number of Holdings	194
Total Advisory Fee	$22,776,045
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.8
Industrials	16.5
Financials	16.1
Health Care	12.0
Communication Services	10.1
Energy	9.0
Consumer Staples	5.3
Consumer Discretionary	3.3
Materials	1.9
Utilities	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.1
Exxon Mobil Corp	6.0
GE Aerospace	5.7
Wells Fargo & Co	5.3
NVIDIA Corp	4.7
Meta Platforms Inc Class A	3.2
Apple Inc	2.9
Bank of America Corp	2.5
GE Vernova Inc	2.4
Boeing Co	2.1
41.9
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Operating expenses
  •Expense reductions
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913714.100    1448-TSRA-1124

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Capital Development Fund Fidelity Advisor® Capital Development Fund Class M : FDTZX

This annual shareholder report contains information about Fidelity Advisor® Capital Development Fund for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 142	1.21%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark S&P 500® index for the fiscal year, especially an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was security selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in Exxon Mobil (+3%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an underweight in Nvidia (+179%). This period we increased our investment in Nvidia. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in Boeing (-21%). The stock was one of our biggest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Stock picking in health care and financials also boosted relative performance, as did an outsized investment in banks.
•The top individual relative contributor was an overweight in General Aerospace (+116%). The company was one of the fund's largest holdings. A second notable relative contributor was an overweight in GE Vernova (+83%). This was an investment we established this period. The company was one of the fund's biggest holdings on September 30. Lastly, a non-benchmark stake in Vertiv Holdings gained roughly 168% and helped.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2014 through September 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	30.33%	14.99%	11.00%
Class M (without 3.50% sales charge)	35.06%	15.81%	11.40%
S&P 500® Index	36.35%	15.98%	13.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,890,567,695
Number of Holdings	194
Total Advisory Fee	$22,776,045
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.8
Industrials	16.5
Financials	16.1
Health Care	12.0
Communication Services	10.1
Energy	9.0
Consumer Staples	5.3
Consumer Discretionary	3.3
Materials	1.9
Utilities	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.1
Exxon Mobil Corp	6.0
GE Aerospace	5.7
Wells Fargo & Co	5.3
NVIDIA Corp	4.7
Meta Platforms Inc Class A	3.2
Apple Inc	2.9
Bank of America Corp	2.5
GE Vernova Inc	2.4
Boeing Co	2.1
41.9
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Operating expenses
  •Expense reductions
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913715.100    1449-TSRA-1124

Item 2.

Code of Ethics

As of the end of the period, September 30, 2024, Fidelity Destiny Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Capital Development Fund and Fidelity Advisor Diversified Stock Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital Development Fund	$53,000	$-	$10,500	$1,300
Fidelity Advisor Diversified Stock Fund	$62,400	$-	$10,600	$1,500

September 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital Development Fund	$53,200	$-	$10,500	$1,400
Fidelity Advisor Diversified Stock Fund	$62,700	$-	$10,800	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2024A	September 30, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2024A	September 30, 2023A
Deloitte Entities	$5,208,900	$4,005,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Diversified Stock Fund

Annual Report
September 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Diversified Stock Fund
Consolidated Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Entertainment - 0.9%
Live Nation Entertainment, Inc. (a)	21,300	2,332,137
Netflix, Inc. (a)	32,000	22,696,640
Spotify Technology SA (a)	17,300	6,375,569
The Walt Disney Co.	6,400	615,616
		32,019,962
Interactive Media & Services - 6.4%
Alphabet, Inc. Class C	607,260	101,527,799
Meta Platforms, Inc. Class A	220,631	126,298,010
Reddit, Inc. Class B (a)	3,500	230,720
		228,056,529
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	19,100	3,941,476
TOTAL COMMUNICATION SERVICES		264,017,967
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.9%
General Motors Co.	411,700	18,460,628
Tesla, Inc. (a)	53,900	14,101,857
		32,562,485
Broadline Retail - 4.2%
Amazon.com, Inc. (a)	785,900	146,436,747
JD.com, Inc. sponsored ADR	71,600	2,864,000
		149,300,747
Diversified Consumer Services - 0.2%
Service Corp. International	87,200	6,882,696
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A (a)	57,200	7,253,532
Compass Group PLC	74,105	2,375,783
Hilton Worldwide Holdings, Inc.	26,784	6,173,712
Starbucks Corp.	42,300	4,123,827
		19,926,854
Household Durables - 1.1%
D.R. Horton, Inc.	88,900	16,959,453
Lennar Corp. Class A	74,000	13,873,520
Toll Brothers, Inc.	48,200	7,446,418
		38,279,391
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)	17,400	2,434,260
Group 1 Automotive, Inc.	13,700	5,247,648
Industria de Diseno Textil SA	12,500	740,331
Lowe's Companies, Inc.	140,866	38,153,556
Revolve Group, Inc. (a)	24,100	597,198
RH (a)	39,700	13,276,871
The Home Depot, Inc.	48,000	19,449,600
TJX Companies, Inc.	69,740	8,197,240
Tractor Supply Co.	1,300	378,209
		88,474,913
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	208,600	22,465,649
Moncler SpA	36,967	2,346,363
On Holding AG (a)	6,700	336,005
Prada SpA	100,000	771,818
Ralph Lauren Corp. Class A	22,900	4,439,623
Tory Burch LLC (b)(c)(d)	28,846	1,016,523
VF Corp. (e)	271,900	5,424,405
		36,800,386
TOTAL CONSUMER DISCRETIONARY		372,227,472
CONSUMER STAPLES - 1.1%
Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp.	1,200	1,063,824
Performance Food Group Co. (a)	15,900	1,246,083
Target Corp.	34,800	5,423,928
Walmart, Inc.	346,900	28,012,175
		35,746,010
Food Products - 0.0%
Danone SA	10,000	728,395
Household Products - 0.0%
The Clorox Co.	8,600	1,401,026
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	21,800	2,173,242
Kenvue, Inc.	55,500	1,283,715
		3,456,957
TOTAL CONSUMER STAPLES		41,332,388
ENERGY - 3.8%
Energy Equipment & Services - 1.2%
Baker Hughes Co. Class A	1,036,800	37,480,320
TechnipFMC PLC	197,300	5,175,179
Tidewater, Inc. (a)	3,000	215,370
		42,870,869
Oil, Gas & Consumable Fuels - 2.6%
Antero Resources Corp. (a)	12,300	352,395
Canadian Natural Resources Ltd.	371,100	12,322,896
Cenovus Energy, Inc. (Canada)	1,065,300	17,817,358
Energy Transfer LP	693,500	11,130,675
Enterprise Products Partners LP	125,800	3,662,038
Exxon Mobil Corp.	349,400	40,956,668
ONEOK, Inc.	57,700	5,258,201
Teekay Tankers Ltd.	10,000	582,500
		92,082,731
TOTAL ENERGY		134,953,600
FINANCIALS - 13.7%
Banks - 2.1%
Citizens Financial Group, Inc.	121,700	4,998,219
JPMorgan Chase & Co.	106,200	22,393,332
M&T Bank Corp.	62,400	11,114,688
PNC Financial Services Group, Inc.	52,600	9,723,110
Starling Bank Ltd. Series D (a)(c)(d)	879,300	3,726,589
Wells Fargo & Co.	400,800	22,641,192
		74,597,130
Capital Markets - 4.7%
3i Group PLC	5,000	221,493
Ares Management Corp. Class A,	123,800	19,292,992
Bank of New York Mellon Corp.	101,800	7,315,348
BlackRock, Inc.	17,000	16,141,670
Blue Owl Capital, Inc. Class A (e)	664,300	12,860,848
CVC Capital Partners PLC (f)	111,000	2,479,842
Evercore, Inc. Class A	2,800	709,352
Goldman Sachs Group, Inc.	24,300	12,031,173
Intercontinental Exchange, Inc.	65,200	10,473,728
KKR & Co., Inc. Class A	204,700	26,729,726
London Stock Exchange Group PLC	148,200	20,290,218
Moody's Corp.	31,000	14,712,290
Morgan Stanley	116,900	12,185,656
MSCI, Inc.	2,700	1,573,911
Northern Trust Corp.	48,100	4,330,443
State Street Corp.	50,800	4,494,276
		165,842,966
Consumer Finance - 0.8%
American Express Co.	58,400	15,838,080
Capital One Financial Corp.	52,500	7,860,825
Discover Financial Services	34,000	4,769,860
		28,468,765
Financial Services - 4.2%
Apollo Global Management, Inc.	289,200	36,123,972
Berkshire Hathaway, Inc. Class B (a)	44,645	20,548,308
MasterCard, Inc. Class A	114,659	56,618,614
PayPal Holdings, Inc. (a)	195,000	15,215,850
Visa, Inc. Class A	73,400	20,181,330
		148,688,074
Insurance - 1.9%
Arthur J. Gallagher & Co.	59,554	16,756,709
Chubb Ltd.	91,600	26,416,524
Hartford Financial Services Group, Inc.	75,200	8,844,272
Marsh & McLennan Companies, Inc.	60,100	13,407,709
The Travelers Companies, Inc.	13,542	3,170,453
		68,595,667
TOTAL FINANCIALS		486,192,602
HEALTH CARE - 13.3%
Biotechnology - 3.4%
Alnylam Pharmaceuticals, Inc. (a)	44,900	12,348,847
Argenx SE ADR (a)	32,100	17,400,768
Avidity Biosciences, Inc. (a)	52,000	2,388,360
BioNTech SE ADR (a)	79,500	9,442,215
Blueprint Medicines Corp. (a)	3,000	277,500
Exact Sciences Corp. (a)	178,500	12,159,420
Gilead Sciences, Inc.	218,400	18,310,656
Legend Biotech Corp. ADR (a)	46,600	2,270,818
Madrigal Pharmaceuticals, Inc. (a)	9,300	1,973,646
Moderna, Inc. (a)	82,500	5,513,475
Nuvalent, Inc. Class A (a)	31,800	3,253,140
Regeneron Pharmaceuticals, Inc. (a)	32,555	34,223,118
		119,561,963
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	639,237	53,568,061
EssilorLuxottica SA	10,400	2,461,219
Glaukos Corp. (a)	61,400	7,999,192
Insulet Corp. (a)	68,200	15,873,550
Intuitive Surgical, Inc. (a)	44,000	21,615,880
Stryker Corp.	31,449	11,361,266
		112,879,168
Health Care Providers & Services - 2.5%
Cigna Group	27,400	9,492,456
Elevance Health, Inc.	2,700	1,404,000
Tenet Healthcare Corp. (a)	4,200	698,040
UnitedHealth Group, Inc.	131,208	76,714,693
		88,309,189
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	7,400	1,098,752
Bruker Corp.	82,400	5,690,544
Danaher Corp.	107,500	29,887,150
Thermo Fisher Scientific, Inc.	46,533	28,783,918
		65,460,364
Pharmaceuticals - 2.4%
Eli Lilly & Co.	77,138	68,339,640
Merck & Co., Inc.	96,800	10,992,608
Novo Nordisk A/S Series B	19,900	2,360,369
UCB SA	28,500	5,139,414
		86,832,031
TOTAL HEALTH CARE		473,042,715
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	4,000	434,800
GE Aerospace	50,800	9,579,864
General Dynamics Corp.	98,900	29,887,580
Howmet Aerospace, Inc.	106,200	10,646,550
Spirit AeroSystems Holdings, Inc. Class A (a)	9,500	308,845
TransDigm Group, Inc.	4,800	6,850,224
Woodward, Inc.	17,300	2,967,123
		60,674,986
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	29,100	3,211,767
FedEx Corp.	35,200	9,633,536
		12,845,303
Building Products - 3.0%
Builders FirstSource, Inc. (a)	24,900	4,827,114
Carrier Global Corp.	372,000	29,942,280
Fortune Brands Innovations, Inc.	78,100	6,992,293
The AZEK Co., Inc. Class A, (a)	37,500	1,755,000
Trane Technologies PLC	163,449	63,537,530
		107,054,217
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)	46,300	941,279
Cintas Corp.	40,840	8,408,139
		9,349,418
Construction & Engineering - 0.1%
Fluor Corp. (a)	77,100	3,678,441
Electrical Equipment - 2.9%
Eaton Corp. PLC	122,400	40,568,256
GE Vernova LLC	191,100	48,726,678
Hubbell, Inc.	23,000	9,852,050
Prysmian SpA	73,300	5,319,922
		104,466,906
Ground Transportation - 0.6%
Norfolk Southern Corp.	57,300	14,239,050
Uber Technologies, Inc. (a)	104,172	7,829,568
		22,068,618
Industrial Conglomerates - 0.5%
3M Co.	138,200	18,891,940
Machinery - 0.8%
Allison Transmission Holdings, Inc.	34,900	3,352,843
Cummins, Inc.	4,400	1,424,676
Parker Hannifin Corp.	14,200	8,971,844
Pentair PLC	51,300	5,016,627
Stanley Black & Decker, Inc.	36,800	4,052,784
Westinghouse Air Brake Tech Co.	30,900	5,616,693
		28,435,467
Professional Services - 0.9%
Equifax, Inc.	33,700	9,903,082
Leidos Holdings, Inc.	32,700	5,330,100
RELX PLC (London Stock Exchange)	22,900	1,081,254
TransUnion	130,700	13,684,290
		29,998,726
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	11,200	2,499,056
Ferguson Enterprises, Inc.	8,600	1,707,702
United Rentals, Inc.	26,600	21,538,818
W.W. Grainger, Inc.	8,300	8,622,123
Watsco, Inc.	24,100	11,854,308
		46,222,007
TOTAL INDUSTRIALS		443,686,029
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 0.0%
Arista Networks, Inc. (a)	2,000	767,640
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	259,600	16,915,536
Flex Ltd. (a)	38,400	1,283,712
		18,199,248
IT Services - 0.1%
IBM Corp.	16,000	3,537,280
Shopify, Inc. Class A (a)	8,800	705,232
X Holdings Corp. Class A (a)(c)(d)	22,870	486,902
		4,729,414
Semiconductors & Semiconductor Equipment - 11.0%
Analog Devices, Inc.	76,100	17,515,937
Applied Materials, Inc.	5,700	1,151,685
Broadcom, Inc.	250,900	43,280,250
First Solar, Inc. (a)	9,800	2,444,512
Marvell Technology, Inc.	757,948	54,663,210
Micron Technology, Inc.	9,400	974,874
Monolithic Power Systems, Inc.	6,300	5,824,350
NVIDIA Corp.	1,739,600	211,257,024
NXP Semiconductors NV	29,600	7,104,296
Onto Innovation, Inc. (a)	17,100	3,549,276
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	128,200	22,264,494
Teradyne, Inc.	156,800	21,000,224
		391,030,132
Software - 7.6%
Adobe, Inc. (a)	15,600	8,077,368
Applied Intuition, Inc. Class A (c)(d)	6,266	374,018
AppLovin Corp. Class A, (a)	5,700	744,135
Canva, Inc. Class A (c)(d)	4,833	5,315,092
CoreWeave, Inc. Class A (d)	4,162	3,530,292
Fair Isaac Corp. (a)	2,800	5,441,856
HubSpot, Inc. (a)	3,800	2,020,080
Microsoft Corp.	516,513	222,255,544
SAP SE sponsored ADR	44,600	10,217,860
ServiceNow, Inc. (a)	1,500	1,341,585
Zoom Video Communications, Inc. Class A (a)	157,300	10,970,102
		270,287,932
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	1,189,155	277,073,113
TOTAL INFORMATION TECHNOLOGY		962,087,479
MATERIALS - 4.6%
Chemicals - 1.6%
CF Industries Holdings, Inc.	110,100	9,446,580
International Flavors & Fragrances, Inc.	22,700	2,381,911
Linde PLC	64,790	30,895,759
Sherwin-Williams Co.	32,766	12,505,799
		55,230,049
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	30,700	16,524,275
Vulcan Materials Co.	19,200	4,808,256
		21,332,531
Containers & Packaging - 0.9%
Ball Corp.	178,700	12,135,517
International Paper Co.	391,100	19,105,235
		31,240,752
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd. (United States) (e)	234,500	18,891,320
Freeport-McMoRan, Inc.	217,200	10,842,624
Ivanhoe Mines Ltd. (a)	549,500	8,174,750
Newmont Corp.	219,600	11,737,620
Wheaton Precious Metals Corp.	84,900	5,185,212
		54,831,526
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	15,200	1,633,392
TOTAL MATERIALS		164,268,250
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.2%
BXP, Inc.	19,400	1,560,924
Camden Property Trust (SBI)	49,500	6,114,735
Equity Residential (SBI)	234,600	17,468,316
Public Storage Operating Co.	104,200	37,915,254
Simon Property Group, Inc.	81,400	13,758,228
The Macerich Co.	15,000	273,600
		77,091,057
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	131,200	16,331,776
Jones Lang LaSalle, Inc. (a)	3,900	1,052,259
Zillow Group, Inc. Class C (a)	190,500	12,163,425
		29,547,460
TOTAL REAL ESTATE		106,638,517
UTILITIES - 1.5%
Electric Utilities - 1.3%
Constellation Energy Corp.	40,100	10,426,802
Edison International	55,300	4,816,077
FirstEnergy Corp.	78,600	3,485,910
NextEra Energy, Inc.	212,600	17,971,078
NRG Energy, Inc.	17,800	1,621,580
PG&E Corp.	329,300	6,510,261
Southern Co.	27,000	2,434,860
		47,266,568
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	44,100	5,227,614
TOTAL UTILITIES		52,494,182
TOTAL COMMON STOCKS (Cost $2,204,443,389)		3,500,941,201

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	17,226	4,292,202
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(c)(d)	165,574	619,247
Series F (a)(c)(d)	265,105	1,590,630
		2,209,877
Software - 0.2%
Applied Intuition, Inc.:
Series A2 (c)(d)	8,157	486,891
Series B2 (c)(d)	3,934	234,820
CoreWeave, Inc. Series C (c)(d)	267	262,576
Evozyne, Inc. Series A (a)(c)(d)	20,000	362,600
Moloco, Inc. Series A (a)(c)(d)	100,208	5,548,517
		6,895,404
TOTAL INFORMATION TECHNOLOGY		9,105,281
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,729,882)		13,397,483

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (g)	50,445,893	50,455,982
Fidelity Securities Lending Cash Central Fund 4.89% (g)(h)	15,966,353	15,967,950
TOTAL MONEY MARKET FUNDS (Cost $66,423,932)		66,423,932

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $2,290,597,203)	3,580,762,616
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(23,839,226)
NET ASSETS - 100.0%	3,556,923,390

Legend

(a)	Non-income producing
(b)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,316,607 or 0.7% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,479,842 or 0.1% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition, Inc. Class A	7/02/24	374,049

Applied Intuition, Inc. Series A2	7/02/24	486,931

Applied Intuition, Inc. Series B2	7/02/24	234,840

ByteDance Ltd. Series E1	11/18/20	1,887,525

Canva, Inc. Class A	3/18/24 - 5/03/24	5,155,173

CoreWeave, Inc. Series C	5/17/24	208,006

Evozyne, Inc. Series A	4/09/21	449,400

Moloco, Inc. Series A	6/26/23	6,012,480

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	1,694,172

Tory Burch LLC	5/14/15	2,039,212

X Holdings Corp. Class A	10/25/22	2,287,000

Yanka Industries, Inc. Series E	5/15/20	2,000,001

Yanka Industries, Inc. Series F	4/08/21	8,450,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	46,932,472	475,621,566	472,098,537	1,896,960	481	-	50,455,982	0.1%
Fidelity Securities Lending Cash Central Fund 4.89%	1,132,389	139,639,666	124,804,105	8,870	-	-	15,967,950	0.1%
Total	48,064,861	615,261,232	596,902,642	1,905,830	481	-	66,423,932

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	268,310,169	264,017,967	-	4,292,202
Consumer Discretionary	372,227,472	368,094,835	3,116,114	1,016,523
Consumer Staples	41,332,388	40,603,993	728,395	-
Energy	134,953,600	134,953,600	-	-
Financials	486,192,602	461,954,302	20,511,711	3,726,589
Health Care	473,042,715	470,682,346	2,360,369	-
Industrials	443,686,029	442,604,775	1,081,254	-
Information Technology	971,192,760	952,381,175	-	18,811,585
Materials	164,268,250	164,268,250	-	-
Real Estate	106,638,517	106,638,517	-	-
Utilities	52,494,182	52,494,182	-	-

Money Market Funds	66,423,932	66,423,932	-	-
Total Investments in Securities:	3,580,762,616	3,525,117,874	27,797,843	27,846,899

Net Unrealized Depreciation on Unfunded Commitments	(287,088)	(287,088)	-	-
Total	(287,088)	(287,088)	-	-
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value (including securities loaned of $15,692,912) - See accompanying schedule:
Unaffiliated issuers (cost $2,224,173,271)	$3,514,338,684
Fidelity Central Funds (cost $66,423,932)	66,423,932

Total Investment in Securities (cost $2,290,597,203)		$3,580,762,616
Cash		276,013
Restricted cash		137,891
Foreign currency held at value (cost $150,923)		150,845
Receivable for investments sold		7,875,717
Receivable for fund shares sold		837,860
Dividends receivable		1,033,211
Distributions receivable from Fidelity Central Funds		275,011
Prepaid expenses		4,612
Other receivables		14,121
Total assets		3,591,367,897
Liabilities
Payable for investments purchased	$14,568,068
Unrealized depreciation on unfunded commitments	287,088
Payable for fund shares redeemed	2,096,387
Accrued management fee	1,236,438
Distribution and service plan fees payable	171,649
Other payables and accrued expenses	116,927
Collateral on securities loaned	15,967,950
Total liabilities		34,444,507
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$3,556,923,390
Net Assets consist of:
Paid in capital		$1,866,128,337
Total accumulated earnings (loss)		1,690,795,053
Net Assets		$3,556,923,390

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value, offering price and redemption price per share ($2,645,492,617 ÷ 67,047,732 shares)		$39.46
Class A :
Net Asset Value and redemption price per share ($557,724,027 ÷ 14,801,481 shares)(a)		$37.68
Maximum offering price per share (100/94.25 of $37.68)		$39.98
Class M :
Net Asset Value and redemption price per share ($68,321,121 ÷ 1,842,922 shares)(a)		$37.07
Maximum offering price per share (100/96.50 of $37.07)		$38.41
Class C :
Net Asset Value and offering price per share ($38,017,402 ÷ 1,092,664 shares)(a)		$34.79
Class I :
Net Asset Value, offering price and redemption price per share ($165,239,282 ÷ 3,974,639 shares)		$41.57
Class Z :
Net Asset Value, offering price and redemption price per share ($82,128,941 ÷ 2,003,761 shares)		$40.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends		$30,243,335
Interest		83
Income from Fidelity Central Funds (including $8,870 from security lending)		1,905,830
Total income		32,149,248
Expenses
Management fee	$13,086,543
Transfer agent fees	851,142
Distribution and service plan fees	1,839,704
Accounting fees	311,333
Custodian fees and expenses	76,044
Independent trustees' fees and expenses	14,542
Registration fees	130,506
Audit fees	90,196
Legal	9,471
Miscellaneous	26,011
Total expenses before reductions	16,435,492
Expense reductions	(593,711)
Total expenses after reductions		15,841,781
Net Investment income (loss)		16,307,467
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	406,514,476
Fidelity Central Funds	481
Foreign currency transactions	(8,304)
Written options	478,458
Total net realized gain (loss)		406,985,111
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	569,348,917
Unfunded commitments	(287,088)
Assets and liabilities in foreign currencies	7,387
Total change in net unrealized appreciation (depreciation)		569,069,216
Net gain (loss)		976,054,327
Net increase (decrease) in net assets resulting from operations		$992,361,794
Consolidated Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,307,467	$14,525,546
Net realized gain (loss)	406,985,111	94,405,531
Change in net unrealized appreciation (depreciation)	569,069,216	392,007,315
Net increase (decrease) in net assets resulting from operations	992,361,794	500,938,392
Distributions to shareholders	(99,366,862)	(196,467,573)

Share transactions - net increase (decrease)	20,457,029	71,602,216
Total increase (decrease) in net assets	913,451,961	376,073,035

Net Assets
Beginning of period	2,643,471,429	2,267,398,394
End of period	$3,556,923,390	$2,643,471,429

Consolidated Financial Highlights
Fidelity Advisor® Diversified Stock Fund Class O

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.56	$26.24	$37.32	$30.57	$24.95
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.26	.16	.20
Net realized and unrealized gain (loss)	10.82	5.47	(5.43)	8.28	6.28
Total from investment operations	11.03	5.66	(5.17)	8.44	6.48
Distributions from net investment income	(.18)	(.22)	(.25) C	(.17)	(.22)
Distributions from net realized gain	(.95)	(2.11)	(5.66) C	(1.53)	(.64)
Total distributions	(1.13)	(2.34) D	(5.91)	(1.69) D	(.86)
Net asset value, end of period	$39.46	$29.56	$26.24	$37.32	$30.57
Total Return E	38.29%	22.87%	(17.44)%	28.60%	26.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.44%	.55%	.55%	.55%	.57%
Expenses net of fee waivers, if any	.41%	.44%	.45%	.45%	.46%
Expenses net of all reductions	.41%	.44%	.45%	.44%	.45%
Net investment income (loss)	.60%	.65%	.80%	.47%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$2,645,493	$2,028,690	$1,791,079	$2,335,000	$1,935,829
Portfolio turnover rate H	84%	85%	90%	75%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Diversified Stock Fund Class A

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$28.28	$25.18	$36.04	$29.58	$24.17
Income from Investment Operations
Net investment income (loss) A,B	.08	.08	.14	.04	.10
Net realized and unrealized gain (loss)	10.36	5.25	(5.22)	8.01	6.08
Total from investment operations	10.44	5.33	(5.08)	8.05	6.18
Distributions from net investment income	(.09)	(.12)	(.12) C	(.07)	(.13)
Distributions from net realized gain	(.95)	(2.11)	(5.66) C	(1.53)	(.64)
Total distributions	(1.04)	(2.23)	(5.78)	(1.59) D	(.77)
Net asset value, end of period	$37.68	$28.28	$25.18	$36.04	$29.58
Total Return E,F	37.81%	22.46%	(17.76)%	28.17%	26.05%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.78%	.85%	.85%	.85%	.87%
Expenses net of fee waivers, if any	.77%	.79%	.80%	.80%	.81%
Expenses net of all reductions	.77%	.79%	.80%	.79%	.80%
Net investment income (loss)	.25%	.30%	.45%	.12%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$557,724	$389,470	$318,997	$399,876	$314,622
Portfolio turnover rate I	84%	85%	90%	75%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Diversified Stock Fund Class M

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.85	$24.82	$35.60	$29.27	$23.91
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.01)	.04	(.07)	.01
Net realized and unrealized gain (loss)	10.19	5.18	(5.14)	7.93	6.02
Total from investment operations	10.17	5.17	(5.10)	7.86	6.03
Distributions from net investment income	-	(.02)	(.04) C	-	(.03)
Distributions from net realized gain	(.95)	(2.11)	(5.64) C	(1.53)	(.64)
Total distributions	(.95)	(2.14) D	(5.68)	(1.53)	(.67)
Net asset value, end of period	$37.07	$27.85	$24.82	$35.60	$29.27
Total Return E,F	37.36%	22.03%	(18.02)%	27.74%	25.64%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.09%	1.12%	1.12%	1.13%	1.17%
Expenses net of fee waivers, if any	1.09%	1.12%	1.12%	1.13%	1.16%
Expenses net of all reductions	1.09%	1.12%	1.12%	1.12%	1.16%
Net investment income (loss)	(.07)%	(.02)%	.12%	(.21)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$68,321	$49,711	$41,957	$53,062	$42,562
Portfolio turnover rate I	84%	85%	90%	75%	78%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Diversified Stock Fund Class C

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.33	$23.67	$34.17	$28.30	$23.21
Income from Investment Operations
Net investment income (loss) A,B	(.19)	(.15)	(.13)	(.25)	(.13)
Net realized and unrealized gain (loss)	9.60	4.92	(4.91)	7.65	5.82
Total from investment operations	9.41	4.77	(5.04)	7.40	5.69
Distributions from net investment income	-	-	(.04) C	-	- D
Distributions from net realized gain	(.95)	(2.11)	(5.42) C	(1.53)	(.60)
Total distributions	(.95)	(2.11)	(5.46)	(1.53)	(.60)
Net asset value, end of period	$34.79	$26.33	$23.67	$34.17	$28.30
Total Return E,F	36.61%	21.38%	(18.49)%	27.03%	24.87%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.62%	1.69%	1.69%	1.70%	1.73%
Expenses net of fee waivers, if any	1.62%	1.68%	1.69%	1.70%	1.73%
Expenses net of all reductions	1.62%	1.68%	1.69%	1.69%	1.72%
Net investment income (loss)	(.60)%	(.59)%	(.45)%	(.78)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$38,017	$27,192	$22,437	$32,096	$30,556
Portfolio turnover rate I	84%	85%	90%	75%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Diversified Stock Fund Class I

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.10	$27.49	$38.84	$31.75	$25.88
Income from Investment Operations
Net investment income (loss) A,B	.17	.15	.22	.12	.16
Net realized and unrealized gain (loss)	11.39	5.75	(5.71)	8.62	6.52
Total from investment operations	11.56	5.90	(5.49)	8.74	6.68
Distributions from net investment income	(.14)	(.18)	(.20) C	(.12)	(.18)
Distributions from net realized gain	(.95)	(2.11)	(5.66) C	(1.53)	(.64)
Total distributions	(1.09)	(2.29)	(5.86)	(1.65)	(.81) D
Net asset value, end of period	$41.57	$31.10	$27.49	$38.84	$31.75
Total Return E	38.05%	22.70%	(17.57)%	28.43%	26.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58%	.59%	.59%	.59%	.61%
Expenses net of fee waivers, if any	.57%	.59%	.59%	.59%	.61%
Expenses net of all reductions	.57%	.59%	.59%	.58%	.60%
Net investment income (loss)	.45%	.51%	.65%	.33%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$165,239	$111,079	$75,626	$73,345	$58,886
Portfolio turnover rate H	84%	85%	90%	75%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Diversified Stock Fund Class Z

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.67	$27.14	$38.41	$31.42	$25.62
Income from Investment Operations
Net investment income (loss) A,B	.20	.18	.25	.16	.19
Net realized and unrealized gain (loss)	11.24	5.68	(5.63)	8.51	6.46
Total from investment operations	11.44	5.86	(5.38)	8.67	6.65
Distributions from net investment income	(.17)	(.22)	(.23) C	(.16)	(.21)
Distributions from net realized gain	(.95)	(2.11)	(5.66) C	(1.53)	(.64)
Total distributions	(1.12)	(2.33)	(5.89)	(1.68) D	(.85)
Net asset value, end of period	$40.99	$30.67	$27.14	$38.41	$31.42
Total Return E	38.24%	22.85%	(17.47)%	28.55%	26.47%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47%	.47%	.48%	.48%	.49%
Expenses net of all reductions	.47%	.47%	.48%	.47%	.49%
Net investment income (loss)	.55%	.62%	.77%	.44%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$82,129	$37,329	$17,302	$16,639	$12,284
Portfolio turnover rate H	84%	85%	90%	75%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Consolidated Financial Statements

For the period ended September 30, 2024

1. Organization.
Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.
The Fund offers Class O, Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class O, Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Diversified Stock Fund	$10,234

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2024, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,314,803,444
Gross unrealized depreciation	(26,790,606)
Net unrealized appreciation (depreciation)	$1,288,012,838
Tax Cost	$2,292,462,690

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$11,937,604
Undistributed long-term capital gain	$390,841,121
Net unrealized appreciation (depreciation) on securities and other investments	$1,288,016,331

The tax character of distributions paid was as follows:

	September 30, 2024	September 30, 2023
Ordinary Income	$14,343,371	$16,985,144
Long-term Capital Gains	85,023,491	179,482,429
Total	$99,366,862	$196,467,573

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Diversified Stock Fund	EchoStar Corp.	2,499,990	(287,088)

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor Diversified Stock Fund	1,154,414.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Consolidated Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified Stock Fund	2,620,328,328	2,697,898,734
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class O	.40
Class A	.50
Class M	.57
Class C	.59
Class I	.55
Class Z	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class O	.40
Class A	.50
Class M	.57
Class C	.59
Class I	.55
Class Z	.43

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .39%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	1,199,773	19,809
Class M	.25%	.25%	302,886	-
Class C	.75%	.25%	337,045	90,736
			1,839,704	110,545

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	135,163
Class M	4,849
Class C A	2,523
142,535

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class O	.0100
Class A	.1100
Class M	.1861
Class C	.2000
Class I	.1602
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class O	462,221.05
Class A	228,993.13
Class M	42,470.19
Class C	27,357.22
Class I	82,495.16
Class Z	7,606.04
	851,142
During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Diversified Stock Fund	.0260

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Diversified Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Diversified Stock Fund	49,419

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Diversified Stock Fund	103,307,189	154,136,992	15,187,503
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Diversified Stock Fund	5,013
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Diversified Stock Fund	1,001	-	-
9. Expense Reductions.
Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver was terminated effective March 1, 2024.

	Transfer Agent Fees Limitation	Waiver ($)
Class O	.01%	370,469
Class A	.11%	33,943

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,348. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class M	111

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $183,840.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2024	Year ended September 30, 2023
Fidelity Advisor Diversified Stock Fund
Distributions to shareholders
Class O	$76,992,583	$154,281,370
Class A	14,193,429	28,221,117
Class M	1,717,575	3,593,245
Class C	982,468	1,915,199
Class I	4,036,650	6,755,305
Class Z	1,444,157	1,701,337
Total	$99,366,862	$196,467,573
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2024	Year ended September 30, 2023
Fidelity Advisor Diversified Stock Fund
Class O
Shares sold	281,661	325,309	$9,534,141	$9,339,172
Reinvestment of distributions	2,115,120	5,205,884	66,626,272	134,051,504
Shares redeemed	(3,974,677)	(5,174,055)	(138,069,648)	(143,633,754)
Net increase (decrease)	(1,577,896)	357,138	$(61,909,235)	$(243,078)
Class A
Shares sold	2,306,210	1,625,740	$78,403,900	$44,177,246
Reinvestment of distributions	464,571	1,127,278	14,011,461	27,855,059
Shares redeemed	(1,739,138)	(1,650,632)	(58,243,039)	(44,684,185)
Net increase (decrease)	1,031,643	1,102,386	$34,172,322	$27,348,120
Class M
Shares sold	349,398	250,524	$11,615,274	$6,770,032
Reinvestment of distributions	57,589	146,709	1,713,269	3,578,243
Shares redeemed	(348,823)	(303,136)	(11,657,744)	(8,135,215)
Net increase (decrease)	58,164	94,097	$1,670,799	$2,213,060
Class C
Shares sold	337,389	318,929	$10,497,712	$8,182,208
Reinvestment of distributions	34,423	81,037	965,217	1,876,816
Shares redeemed	(311,956)	(315,056)	(9,764,387)	(7,967,842)
Net increase (decrease)	59,856	84,910	$1,698,542	$2,091,182
Class I
Shares sold	1,839,968	1,360,395	$68,431,059	$40,572,809
Reinvestment of distributions	106,611	210,392	3,542,668	5,705,837
Shares redeemed	(1,543,712)	(750,379)	(56,518,725)	(22,428,071)
Net increase (decrease)	402,867	820,408	$15,455,002	$23,850,575
Class Z
Shares sold	1,037,215	816,559	$38,699,252	$23,688,094
Reinvestment of distributions	39,704	58,613	1,299,502	1,566,132
Shares redeemed	(290,316)	(295,597)	(10,629,155)	(8,911,869)
Net increase (decrease)	786,603	579,575	$29,369,599	$16,342,357
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Destiny Portfolios and the Shareholders of Fidelity Advisor Diversified Stock Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the "Fund"), a fund of Fidelity Destiny Portfolios, including the consolidated schedule of investments, as of September 30, 2024, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2024, $403,349,399, or, if subsequently determined to be different, the net capital gain of such year.

Class O, Class A, Class I, and Class Z designate 100% of the dividend distributed in December during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class O, Class A, Class I, and Class Z designate 100% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	4,238,508,563.06	91.15
Withheld	411,385,040.51	8.85
TOTAL	4,649,893,603.57	100.00
Robert A. Lawrence
Affirmative	4,285,664,175.35	92.17
Withheld	364,229,428.22	7.83
TOTAL	4,649,893,603.57	100.00
Vijay C. Advani
Affirmative	4,233,254,397.55	91.04
Withheld	416,639,206.02	8.96
TOTAL	4,649,893,603.57	100.00
Thomas P. Bostick
Affirmative	4,253,650,369.55	91.48
Withheld	396,243,234.02	8.52
TOTAL	4,649,893,603.57	100.00
Donald F. Donahue
Affirmative	4,262,898,196.06	91.68
Withheld	386,995,407.51	8.32
TOTAL	4,649,893,603.57	100.00
Vicki L. Fuller
Affirmative	4,246,466,297.70	91.32
Withheld	403,427,305.86	8.68
TOTAL	4,649,893,603.57	100.00
Patricia L. Kampling
Affirmative	4,267,710,291.79	91.78
Withheld	382,183,311.78	8.22
TOTAL	4,649,893,603.57	100.00
Thomas A. Kennedy
Affirmative	4,267,946,894.44	91.79
Withheld	381,946,709.13	8.21
TOTAL	4,649,893,603.57	100.00
Oscar Munoz
Affirmative	4,254,312,236.56	91.49
Withheld	395,581,367.01	8.51
TOTAL	4,649,893,603.57	100.00
Karen B. Peetz
Affirmative	4,213,722,419.90	90.62
Withheld	436,171,183.67	9.38
TOTAL	4,649,893,603.57	100.00
David M. Thomas
Affirmative	4,279,783,504.30	92.04
Withheld	370,110,099.27	7.96
TOTAL	4,649,893,603.57	100.00
Susan Tomasky
Affirmative	4,239,971,700.48	91.18
Withheld	409,921,903.09	8.82
TOTAL	4,649,893,603.57	100.00
Michael E. Wiley
Affirmative	4,264,334,387.78	91.71
Withheld	385,559,215.79	8.29
TOTAL	4,649,893,603.57	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Diversified Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class O, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class O, the Board considered a pro forma management fee rate for Class O as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class O of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class O of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of  Class O of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class O of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.814744.119
ADESI-ANN-1124
Fidelity Advisor® Capital Development Fund

Annual Report
September 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Capital Development Fund
Schedule of Investments September 30, 2024
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (a)	185,900	7,536,907
Entertainment - 0.8%
The Walt Disney Co.	233,800	22,489,222
Universal Music Group NV	730,500	19,110,773
		41,599,995
Interactive Media & Services - 7.3%
Alphabet, Inc.:
Class A	561,600	93,141,360
Class C	485,860	81,230,933
Match Group, Inc. (b)(c)	307,700	11,643,368
Meta Platforms, Inc. Class A (c)	275,839	157,901,277
Snap, Inc. Class A (b)	1,120,934	11,993,994
		355,910,932
Media - 1.8%
Charter Communications, Inc. Class A (b)	8,200	2,657,456
Comcast Corp. Class A	1,777,800	74,258,706
Interpublic Group of Companies, Inc. (c)	364,800	11,538,624
		88,454,786
TOTAL COMMUNICATION SERVICES		493,502,620
CONSUMER DISCRETIONARY - 3.3%
Automobiles - 0.0%
Rivian Automotive, Inc. Class A (b)	224,800	2,522,256
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	21,100	3,931,563
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	12,000	50,545,440
Expedia Group, Inc. Class A (b)	47,700	7,060,554
Marriott International, Inc. Class A	62,900	15,636,940
Starbucks Corp.	91,500	8,920,335
		82,163,269
Household Durables - 0.3%
Mohawk Industries, Inc. (b)(c)	77,500	12,452,700
Whirlpool Corp.	25,600	2,739,200
		15,191,900
Specialty Retail - 1.1%
JD Sports Fashion PLC	2,916,400	6,006,534
Lowe's Companies, Inc.	161,800	43,823,530
RH (b)	15,000	5,016,450
		54,846,514
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	46,200	4,084,080
TOTAL CONSUMER DISCRETIONARY		162,739,582
CONSUMER STAPLES - 5.4%
Beverages - 2.0%
Davide Campari Milano NV	61,200	517,748
Diageo PLC sponsored ADR	102,100	14,328,714
Keurig Dr. Pepper, Inc.	931,700	34,920,116
Monster Beverage Corp. (b)	49,900	2,603,283
Pernod Ricard SA	36,200	5,464,142
The Coca-Cola Co.	565,200	40,615,272
		98,449,275
Consumer Staples Distribution & Retail - 1.5%
Performance Food Group Co. (b)	109,500	8,581,515
Sysco Corp.	279,100	21,786,546
Target Corp.	80,500	12,546,730
U.S. Foods Holding Corp. (b)	131,100	8,062,650
Walmart, Inc. (c)	267,500	21,600,625
		72,578,066
Food Products - 0.1%
Lamb Weston Holdings, Inc.	46,700	3,023,358
Personal Care Products - 1.7%
Estee Lauder Companies, Inc. Class A	100,900	10,058,721
Haleon PLC ADR (d)	3,462,200	36,630,076
Kenvue, Inc.	1,497,613	34,639,789
		81,328,586
Tobacco - 0.1%
British American Tobacco PLC sponsored ADR	66,000	2,414,280
Philip Morris International, Inc.	37,300	4,528,220
		6,942,500
TOTAL CONSUMER STAPLES		262,321,785
ENERGY - 9.0%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	60,300	4,328,937
Oil, Gas & Consumable Fuels - 8.9%
Exxon Mobil Corp.	2,517,307	295,078,727
Galp Energia SGPS SA	395,600	7,398,084
Hess Corp.	3,400	461,720
Imperial Oil Ltd. (d)	822,600	57,873,038
Kosmos Energy Ltd. (b)	1,049,961	4,231,343
MEG Energy Corp.	901,900	16,945,010
Shell PLC ADR	810,700	53,465,665
		435,453,587
TOTAL ENERGY		439,782,524
FINANCIALS - 16.0%
Banks - 10.9%
Bank of America Corp. (c)	3,018,615	119,778,643
HDFC Bank Ltd. sponsored ADR	15,900	994,704
JPMorgan Chase & Co.	233,200	49,172,552
M&T Bank Corp.	115,300	20,537,236
PNC Financial Services Group, Inc.	278,516	51,483,683
U.S. Bancorp	798,442	36,512,753
Wells Fargo & Co.	4,539,521	256,437,541
		534,917,112
Capital Markets - 2.2%
3i Group PLC	56,200	2,489,576
Charles Schwab Corp.	41,200	2,670,172
CME Group, Inc.	5,100	1,125,315
KKR & Co., Inc. Class A	365,085	47,672,799
Moody's Corp.	6,900	3,274,671
Morgan Stanley	64,300	6,702,632
MSCI, Inc.	2,800	1,632,204
Northern Trust Corp.	405,095	36,470,703
Raymond James Financial, Inc.	23,850	2,920,671
		104,958,743
Financial Services - 2.5%
Corpay, Inc. (b)	17,600	5,504,576
Fidelity National Information Services, Inc.	29,500	2,470,625
Global Payments, Inc.	39,900	4,086,558
MasterCard, Inc. Class A	38,600	19,060,680
PayPal Holdings, Inc. (b)	94,700	7,389,441
Visa, Inc. Class A	297,400	81,770,130
		120,282,010
Insurance - 0.4%
Arthur J. Gallagher & Co.	32,500	9,144,525
Chubb Ltd.	36,600	10,555,074
		19,699,599
TOTAL FINANCIALS		779,857,464
HEALTH CARE - 12.0%
Biotechnology - 0.7%
Alnylam Pharmaceuticals, Inc. (b)	42,000	11,551,260
Argenx SE ADR (b)	6,600	3,577,728
Gilead Sciences, Inc.	35,400	2,967,936
Merus BV (b)	51,800	2,587,928
Vaxcyte, Inc. (b)	110,900	12,672,543
		33,357,395
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	40,300	4,594,603
Becton, Dickinson & Co.	40,600	9,788,660
Boston Scientific Corp. (b)	991,451	83,083,594
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	189,822	6,210,976
Masimo Corp. (b)	20,400	2,719,932
Solventum Corp.	55,375	3,860,745
		110,258,510
Health Care Providers & Services - 4.8%
Cardinal Health, Inc.	208,400	23,032,368
Cigna Group	170,900	59,206,596
CVS Health Corp.	167,700	10,544,976
Guardant Health, Inc. (b)	80,400	1,844,376
Humana, Inc.	58,600	18,560,964
McKesson Corp.	69,880	34,550,070
UnitedHealth Group, Inc.	153,900	89,982,252
		237,721,602
Life Sciences Tools & Services - 0.5%
Danaher Corp.	74,100	20,601,282
Thermo Fisher Scientific, Inc.	3,500	2,164,995
		22,766,277
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	733,100	37,930,594
Eli Lilly & Co.	46,120	40,859,553
Galderma Group AG	62,710	5,823,839
GSK PLC sponsored ADR	805,400	32,924,752
Johnson & Johnson	186,857	30,282,045
UCB SA	202,400	36,498,853
		184,319,636
TOTAL HEALTH CARE		588,423,420
INDUSTRIALS - 16.4%
Aerospace & Defense - 9.4%
Airbus Group NV	117,800	17,240,776
Bombardier, Inc. Class B (sub. vtg.) (b)	130,900	9,960,382
Embraer SA sponsored ADR (b)(c)	148,300	5,245,371
GE Aerospace (c)	1,453,059	274,017,866
General Dynamics Corp.	54,100	16,349,020
Huntington Ingalls Industries, Inc.	40,800	10,786,704
Rolls-Royce Holdings PLC (b)	1,014,300	7,178,701
Spirit AeroSystems Holdings, Inc. Class A (b)	451,700	14,684,767
Textron, Inc.	31,200	2,763,696
The Boeing Co. (b)	669,400	101,775,576
		460,002,859
Air Freight & Logistics - 1.3%
FedEx Corp.	36,900	10,098,792
United Parcel Service, Inc. Class B	382,800	52,190,952
		62,289,744
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	159,100	3,234,503
GFL Environmental, Inc.	99,400	3,965,123
Veralto Corp.	25,833	2,889,679
		10,089,305
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	17,900	289,085
Electrical Equipment - 3.8%
Acuity Brands, Inc.	6,700	1,845,113
GE Vernova LLC (c)	462,914	118,033,812
Hubbell, Inc.	33,718	14,443,105
Regal Rexnord Corp.	74,100	12,291,708
Vertiv Holdings Co.	403,800	40,174,062
		186,787,800
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc.	282,900	15,262,455
Machinery - 1.1%
Allison Transmission Holdings, Inc.	66,000	6,340,620
Chart Industries, Inc. (b)	41,000	5,089,740
Cummins, Inc.	24,400	7,900,476
Deere & Co.	21,900	9,139,527
Fortive Corp.	98,800	7,798,284
Nordson Corp.	5,300	1,391,939
Otis Worldwide Corp.	71,750	7,457,695
Stanley Black & Decker, Inc.	34,900	3,843,537
Westinghouse Air Brake Tech Co.	31,002	5,635,234
		54,597,052
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	86,000	3,885,480
Professional Services - 0.1%
Equifax, Inc.	15,900	4,672,374
Trading Companies & Distributors - 0.1%
Watsco, Inc.	6,800	3,344,784
TOTAL INDUSTRIALS		801,220,938
INFORMATION TECHNOLOGY - 22.8%
IT Services - 0.3%
EPAM Systems, Inc. (b)	9,300	1,850,979
IBM Corp.	43,000	9,506,440
Twilio, Inc. Class A (b)	80,000	5,217,600
		16,575,019
Semiconductors & Semiconductor Equipment - 8.5%
Analog Devices, Inc.	43,100	9,920,327
Applied Materials, Inc.	79,600	16,083,180
ASML Holding NV (depository receipt)	4,500	3,749,625
BE Semiconductor Industries NV	33,400	4,221,699
Broadcom, Inc.	224,500	38,726,250
Lam Research Corp.	15,200	12,404,416
Marvell Technology, Inc.	513,467	37,031,240
Micron Technology, Inc.	15,300	1,586,763
NVIDIA Corp. (c)	1,902,500	231,039,600
Qualcomm, Inc.	162,790	27,682,440
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	135,800	23,584,386
Teradyne, Inc.	58,200	7,794,726
		413,824,652
Software - 10.8%
Adobe, Inc. (b)	73,200	37,901,496
Autodesk, Inc. (b)	55,700	15,344,236
Dassault Systemes SA	56,700	2,252,169
DoubleVerify Holdings, Inc. (b)	64,200	1,081,128
Elastic NV (b)	56,300	4,321,588
Intuit, Inc. (c)	20,400	12,668,400
Microsoft Corp.	809,700	348,413,908
Oracle Corp.	251,600	42,872,640
Sage Group PLC	272,100	3,726,968
Salesforce, Inc.	17,700	4,844,667
SAP SE sponsored ADR (d)	234,000	53,609,400
Workday, Inc. Class A (b)	11,100	2,712,951
		529,749,551
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	598,900	139,543,700
Dell Technologies, Inc. Class C	85,900	10,182,586
Samsung Electronics Co. Ltd.	147,520	6,878,406
		156,604,692
TOTAL INFORMATION TECHNOLOGY		1,116,753,914
MATERIALS - 1.9%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	29,500	8,783,330
Sherwin-Williams Co.	7,400	2,824,358
		11,607,688
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	3,579,700	48,807,474
Freeport-McMoRan, Inc.	328,079	16,377,704
Ivanhoe Mines Ltd. (b)	1,024,100	15,235,234
		80,420,412
TOTAL MATERIALS		92,028,100
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	61,800	14,372,208
Crown Castle, Inc.	167,500	19,870,525
Equinix, Inc.	1,400	1,242,682
Sun Communities, Inc.	12,600	1,702,890
Terreno Realty Corp.	64,700	4,323,901
		41,512,206
UTILITIES - 1.1%
Electric Utilities - 1.1%
Duke Energy Corp.	18,200	2,098,460
Edison International	38,800	3,379,092
Entergy Corp.	32,200	4,237,842
Southern Co. (c)	484,100	43,656,138
		53,371,532
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	21,800	2,584,172
TOTAL UTILITIES		55,955,704
TOTAL COMMON STOCKS (Cost $2,503,876,963)		4,834,098,257

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (e)	55,865,817	55,876,990
Fidelity Securities Lending Cash Central Fund 4.89% (e)(f)	24,482,759	24,485,207
TOTAL MONEY MARKET FUNDS (Cost $80,362,197)		80,362,197

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,584,239,160)	4,914,460,454
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(23,892,759)
NET ASSETS - 100.0%	4,890,567,695

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	1,511	5,995,648	43.00	10/18/24	(18,888)
Embraer SA sponsored ADR	Chicago Board Options Exchange	1,403	4,962,411	35.00	10/18/24	(199,928)
GE Aerospace	Chicago Board Options Exchange	740	13,954,920	195.00	11/15/24	(455,100)
GE Aerospace	Chicago Board Options Exchange	735	13,860,630	190.00	10/25/24	(452,025)
GE Aerospace	Chicago Board Options Exchange	523	9,862,734	210.00	11/15/24	(102,770)
GE Vernova LLC	Chicago Board Options Exchange	226	5,762,548	220.00	10/18/24	(814,730)
GE Vernova LLC	Chicago Board Options Exchange	225	5,737,050	280.00	11/15/24	(214,875)
Interpublic Group of Companies, Inc.	Chicago Board Options Exchange	129	408,027	33.00	10/18/24	(2,903)
Intuit, Inc.	Chicago Board Options Exchange	10	621,000	690.00	10/18/24	(675)
Match Group, Inc.	Chicago Board Options Exchange	2,762	10,451,408	40.00	10/18/24	(85,622)
Meta Platforms, Inc. Class A	Chicago Board Options Exchange	265	15,169,660	575.00	10/18/24	(358,413)
Mohawk Industries, Inc.	Chicago Board Options Exchange	187	3,004,716	160.00	10/18/24	(100,045)
NVIDIA Corp.	Chicago Board Options Exchange	948	11,512,512	145.00	10/25/24	(40,290)
Southern Co.	Chicago Board Options Exchange	976	8,801,568	95.00	11/15/24	(65,880)
Walmart, Inc.	Chicago Board Options Exchange	268	2,164,100	72.50	10/18/24	(218,420)

TOTAL WRITTEN OPTIONS						(3,130,564)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,536,907 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $112,268,932.
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	69,621,984	279,984,299	293,729,089	2,905,647	(203)	(1)	55,876,990	0.1%
Fidelity Securities Lending Cash Central Fund 4.89%	38,411,956	409,060,656	422,987,405	119,738	-	-	24,485,207	0.1%
Total	108,033,940	689,044,955	716,716,494	3,025,385	(203)	(1)	80,362,197

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	493,502,620	466,854,940	26,647,680	-
Consumer Discretionary	162,739,582	162,739,582	-	-
Consumer Staples	262,321,785	262,321,785	-	-
Energy	439,782,524	439,782,524	-	-
Financials	779,857,464	777,367,888	2,489,576	-
Health Care	588,423,420	588,423,420	-	-
Industrials	801,220,938	776,801,461	24,419,477	-
Information Technology	1,116,753,914	1,114,501,745	2,252,169	-
Materials	92,028,100	92,028,100	-	-
Real Estate	41,512,206	41,512,206	-	-
Utilities	55,955,704	55,955,704	-	-

Money Market Funds	80,362,197	80,362,197	-	-
Total Investments in Securities:	4,914,460,454	4,858,651,552	55,808,902	-
Derivative Instruments: Liabilities
Written Options	(3,130,564)	(3,130,564)	-	-
Total Liabilities	(3,130,564)	(3,130,564)	-	-
Total Derivative Instruments:	(3,130,564)	(3,130,564)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(3,130,564)
Total Equity Risk	0	(3,130,564)
Total Value of Derivatives	0	(3,130,564)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2024
Assets
Investment in securities, at value (including securities loaned of $23,799,801) - See accompanying schedule:
Unaffiliated issuers (cost $2,503,876,963)	$4,834,098,257
Fidelity Central Funds (cost $80,362,197)	80,362,197

Total Investment in Securities (cost $2,584,239,160)		$4,914,460,454
Cash		23
Foreign currency held at value (cost $395)		396
Receivable for investments sold		3,618,018
Receivable for fund shares sold		166,759
Dividends receivable		4,220,239
Distributions receivable from Fidelity Central Funds		266,762
Prepaid expenses		6,303
Other receivables		321,292
Total assets		4,923,060,246
Liabilities
Payable for investments purchased	$1,213,153
Payable for fund shares redeemed	1,275,948
Accrued management fee	2,097,167
Distribution and service plan fees payable	160,967
Written options, at value (premium received $1,868,699)	3,130,564
Other payables and accrued expenses	120,676
Collateral on securities loaned	24,494,076
Total liabilities		32,492,551
Net Assets		$4,890,567,695
Net Assets consist of:
Paid in capital		$2,211,749,793
Total accumulated earnings (loss)		2,678,817,902
Net Assets		$4,890,567,695

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value, offering price and redemption price per share ($4,059,395,823 ÷ 159,872,959 shares)		$25.39
Class A :
Net Asset Value and redemption price per share ($765,876,404 ÷ 31,810,125 shares)(a)		$24.08
Maximum offering price per share (100/94.25 of $24.08)		$25.55
Class M :
Net Asset Value and redemption price per share ($5,037,802 ÷ 218,013 shares)(a)		$23.11
Maximum offering price per share (100/96.50 of $23.11)		$23.95
Class C :
Net Asset Value and offering price per share ($4,467,576 ÷ 204,672 shares)(a)		$21.83
Class I :
Net Asset Value, offering price and redemption price per share ($55,790,090 ÷ 2,188,212 shares)		$25.50
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2024
Investment Income
Dividends		$69,441,882
Interest		103
Income from Fidelity Central Funds (including $119,738 from security lending)		3,025,385
Total income		72,467,370
Expenses
Management fee	$23,034,231
Transfer agent fees	888,874
Distribution and service plan fees	1,760,981
Accounting fees	392,164
Custodian fees and expenses	136,454
Independent trustees' fees and expenses	20,287
Registration fees	84,615
Audit fees	74,591
Legal	7,697
Miscellaneous	45,491
Total expenses before reductions	26,445,385
Expense reductions	(1,007,517)
Total expenses after reductions		25,437,868
Net Investment income (loss)		47,029,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	353,085,383
Fidelity Central Funds	(203)
Foreign currency transactions	(18,641)
Written options	3,100,821
Total net realized gain (loss)		356,167,360
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	930,446,515
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	37,266
Written options	(1,261,865)
Total change in net unrealized appreciation (depreciation)		929,221,915
Net gain (loss)		1,285,389,275
Net increase (decrease) in net assets resulting from operations		$1,332,418,777
Statement of Changes in Net Assets

	Year ended September 30, 2024	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,029,502	$49,088,816
Net realized gain (loss)	356,167,360	118,943,352
Change in net unrealized appreciation (depreciation)	929,221,915	681,692,186
Net increase (decrease) in net assets resulting from operations	1,332,418,777	849,724,354
Distributions to shareholders	(174,267,454)	(187,739,920)

Share transactions - net increase (decrease)	(82,292,412)	(10,409,694)
Total increase (decrease) in net assets	1,075,858,911	651,574,740

Net Assets
Beginning of period	3,814,708,784	3,163,134,044
End of period	$4,890,567,695	$3,814,708,784

Financial Highlights
Fidelity Advisor® Capital Development Fund Class O

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.50	$16.18	$19.65	$14.71	$15.41
Income from Investment Operations
Net investment income (loss) A,B	.25	.26	.25	.37 C	.29
Net realized and unrealized gain (loss)	6.54	4.04	(2.60)	5.32	.21
Total from investment operations	6.79	4.30	(2.35)	5.69	.50
Distributions from net investment income	(.26)	(.26)	(.38)	(.28)	(.31)
Distributions from net realized gain	(.64)	(.71)	(.73)	(.47)	(.88)
Total distributions	(.90)	(.98) D	(1.12) D	(.75)	(1.20) D
Net asset value, end of period	$25.39	$19.50	$16.18	$19.65	$14.71
Total Return E	35.97%	27.44%	(12.87)%	39.61%	2.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56%	.68%	.68%	.70%	.72%
Expenses net of fee waivers, if any	.53%	.55%	.56%	.56%	.57%
Expenses net of all reductions	.53%	.55%	.56%	.56%	.57%
Net investment income (loss)	1.12%	1.37%	1.31%	2.03% C	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$4,059,396	$3,183,538	$2,660,011	$3,567,329	$2,663,852
Portfolio turnover rate H	16%	12%	11%	16%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.41%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Capital Development Fund Class A

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.54	$15.42	$18.78	$14.09	$14.80
Income from Investment Operations
Net investment income (loss) A,B	.18	.19	.19	.31 C	.24
Net realized and unrealized gain (loss)	6.21	3.86	(2.49)	5.09	.20
Total from investment operations	6.39	4.05	(2.30)	5.40	.44
Distributions from net investment income	(.21)	(.21)	(.33)	(.24)	(.27)
Distributions from net realized gain	(.64)	(.71)	(.73)	(.47)	(.88)
Total distributions	(.85)	(.93) D	(1.06)	(.71)	(1.15)
Net asset value, end of period	$24.08	$18.54	$15.42	$18.78	$14.09
Total Return E,F	35.58%	27.10%	(13.15)%	39.21%	2.37%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.85%	.96%	.96%	.97%	1.00%
Expenses net of fee waivers, if any	.82%	.84%	.85%	.85%	.86%
Expenses net of all reductions	.82%	.84%	.85%	.85%	.86%
Net investment income (loss)	.83%	1.08%	1.01%	1.74% C	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$765,876	$584,349	$467,810	$552,638	$425,890
Portfolio turnover rate I	16%	12%	11%	16%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.12%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Capital Development Fund Class M

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.82	$14.85	$18.12	$13.61	$14.34
Income from Investment Operations
Net investment income (loss) A,B	.09	.11	.10	.21 C	.16
Net realized and unrealized gain (loss)	5.97	3.71	(2.39)	4.93	.18
Total from investment operations	6.06	3.82	(2.29)	5.14	.34
Distributions from net investment income	(.13)	(.14)	(.24)	(.17)	(.19)
Distributions from net realized gain	(.64)	(.71)	(.73)	(.47)	(.88)
Total distributions	(.77)	(.85)	(.98) D	(.63) D	(1.07)
Net asset value, end of period	$23.11	$17.82	$14.85	$18.12	$13.61
Total Return E,F	35.06%	26.51%	(13.54)%	38.61%	1.76%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.21%	1.31%	1.32%	1.33%	1.37%
Expenses net of fee waivers, if any	1.21%	1.30%	1.32%	1.33%	1.37%
Expenses net of all reductions	1.21%	1.29%	1.32%	1.33%	1.36%
Net investment income (loss)	.45%	.64%	.54%	1.25% C	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$5,038	$3,965	$3,152	$3,476	$2,468
Portfolio turnover rate I	16%	12%	11%	16%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .63%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Capital Development Fund Class C

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.87	$14.10	$17.28	$12.99	$13.73
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.02	.01	.13 C	.09
Net realized and unrealized gain (loss)	5.66	3.53	(2.27)	4.70	.19
Total from investment operations	5.65	3.55	(2.26)	4.83	.28
Distributions from net investment income	(.05)	(.06)	(.19)	(.07)	(.14)
Distributions from net realized gain	(.64)	(.71)	(.73)	(.47)	(.88)
Total distributions	(.69)	(.78) D	(.92)	(.54)	(1.02)
Net asset value, end of period	$21.83	$16.87	$14.10	$17.28	$12.99
Total Return E,F	34.44%	25.89%	(13.95)%	37.89%	1.39%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.71%	1.78%	1.78%	1.80%	1.83%
Expenses net of fee waivers, if any	1.70%	1.77%	1.78%	1.80%	1.83%
Expenses net of all reductions	1.70%	1.77%	1.78%	1.80%	1.82%
Net investment income (loss)	(.05)%	.15%	.08%	.79% C	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$4,468	$3,662	$2,807	$2,607	$1,956
Portfolio turnover rate I	16%	12%	11%	16%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .17%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Capital Development Fund Class I

Years ended September 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.58	$16.24	$19.73	$14.77	$15.46
Income from Investment Operations
Net investment income (loss) A,B	.21	.23	.22	.35 C	.27
Net realized and unrealized gain (loss)	6.58	4.06	(2.62)	5.34	.22
Total from investment operations	6.79	4.29	(2.40)	5.69	.49
Distributions from net investment income	(.23)	(.23)	(.36)	(.26)	(.29)
Distributions from net realized gain	(.64)	(.71)	(.73)	(.47)	(.88)
Total distributions	(.87)	(.95) D	(1.09)	(.73)	(1.18) D
Net asset value, end of period	$25.50	$19.58	$16.24	$19.73	$14.77
Total Return E	35.78%	27.23%	(13.03)%	39.40%	2.54%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70%	.72%	.72%	.71%	.72%
Expenses net of fee waivers, if any	.70%	.72%	.72%	.71%	.72%
Expenses net of all reductions	.70%	.72%	.72%	.71%	.71%
Net investment income (loss)	.96%	1.21%	1.15%	1.87% C	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$55,790	$39,194	$29,353	$39,639	$11,438
Portfolio turnover rate H	16%	12%	11%	16%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended September 30, 2024

1. Organization.
Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.
The Fund offers Class O, Class A, Class M, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Class O, Class A, Class M, Class C, Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Capital Development Fund	$17,288

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,423,833,024
Gross unrealized depreciation	(99,591,943)
Net unrealized appreciation (depreciation)	$2,324,241,081
Tax Cost	$2,587,088,809

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$36,069,472
Undistributed long-term capital gain	$318,782,039
Net unrealized appreciation (depreciation) on securities and other investments	$2,323,966,391

The tax character of distributions paid was as follows:

	September 30, 2024	September 30, 2023
Ordinary Income	$49,205,934	$ 49,458,020
Long-term Capital Gains	125,061,520	138,281,900
Total	$174,267,454	$ 187,739,920

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Capital Development Fund	698,889,693	883,650,505
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class O	.52
Class A	.56
Class M	.72
Class C	.72
Class I	.68

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class O	.52
Class A	.56
Class M	.67
Class C	.67
Class I	.67

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,698,285	13,234
Class M	.25%	.25%	22,252	-
Class C	.75%	.25%	40,444	4,770
			1,760,981	18,004
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	53,291
Class M	1,313
Class C A	374
54,978
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class O	.0000
Class A	.0400
Class M	.2000
Class C	.2000
Class I	.1624

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account of the shareholders of the respective classes of the Fund. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class O	643,415.05
Class A	210,369.08
Class M	3,682.22
Class C	3,066.20
Class I	28,342.16
	888,874

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Capital Development Fund	.0231

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Capital Development Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the  Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Capital Development Fund	10,507

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Capital Development Fund	57,780,032	43,542,652	16,302,636
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the  Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Capital Development Fund	7,013
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Capital Development Fund	12,949	58	-
9. Expense Reductions.
Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver was terminated effective March 1, 2024.

	Transfer Agent Fees Limitation	Waiver ($)
Class O	.00%	642,599
Class A	.04%	106,686

Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class M	46

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $258,186.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2024	Year ended September 30, 2023
Fidelity Advisor Capital Development Fund
Distributions to shareholders
Class O	$145,631,990	$157,550,598
Class A	26,586,232	28,132,043
Class M	167,447	178,543
Class C	140,619	155,227
Class I	1,741,166	1,723,509
Total	$174,267,454	$187,739,920
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2024	Year ended September 30, 2023
Fidelity Advisor Capital Development Fund
Class O
Shares sold	1,338,087	1,394,169	$29,403,095	$26,041,932
Reinvestment of distributions	6,888,734	8,928,558	140,116,913	152,142,622
Shares redeemed	(11,605,174)	(11,499,950)	(258,785,940)	(211,065,655)
Net increase (decrease)	(3,378,353)	(1,177,223)	$(89,265,932)	$(32,881,101)
Class A
Shares sold	1,332,331	1,510,371	$28,165,107	$26,993,379
Reinvestment of distributions	1,365,110	1,722,233	26,401,208	27,951,846
Shares redeemed	(2,410,939)	(2,050,894)	(51,184,065)	(36,458,279)
Net increase (decrease)	286,502	1,181,710	$3,382,250	$18,486,946
Class M
Shares sold	29,076	18,498	$594,734	$324,912
Reinvestment of distributions	8,998	11,401	167,446	178,543
Shares redeemed	(42,594)	(19,700)	(850,804)	(341,738)
Net increase (decrease)	(4,520)	10,199	$(88,624)	$161,717
Class C
Shares sold	41,734	78,989	$802,466	$1,294,892
Reinvestment of distributions	7,642	10,125	134,884	150,667
Shares redeemed	(61,743)	(71,176)	(1,173,569)	(1,166,413)
Net increase (decrease)	(12,367)	17,938	$(236,219)	$279,146
Class I
Shares sold	728,285	508,367	$16,508,661	$9,591,290
Reinvestment of distributions	77,648	89,390	1,587,895	1,531,242
Shares redeemed	(619,606)	(403,840)	(14,180,443)	(7,578,934)
Net increase (decrease)	186,327	193,917	$3,916,113	$3,543,598
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Destiny Portfolios and the Shareholders of Fidelity Advisor Capital Development Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Capital Development Fund (the "Fund"), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2024, $343,601,648, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 34.80% of the short-term capital gain dividends distributed in December, during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

Class O, Class A, Class M, Class C and Class I designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class O, Class A, Class M, Class C and Class I designate 100% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	4,238,508,563.06	91.15
Withheld	411,385,040.51	8.85
TOTAL	4,649,893,603.57	100.00
Robert A. Lawrence
Affirmative	4,285,664,175.35	92.17
Withheld	364,229,428.22	7.83
TOTAL	4,649,893,603.57	100.00
Vijay C. Advani
Affirmative	4,233,254,397.55	91.04
Withheld	416,639,206.02	8.96
TOTAL	4,649,893,603.57	100.00
Thomas P. Bostick
Affirmative	4,253,650,369.55	91.48
Withheld	396,243,234.02	8.52
TOTAL	4,649,893,603.57	100.00
Donald F. Donahue
Affirmative	4,262,898,196.06	91.68
Withheld	386,995,407.51	8.32
TOTAL	4,649,893,603.57	100.00
Vicki L. Fuller
Affirmative	4,246,466,297.70	91.32
Withheld	403,427,305.86	8.68
TOTAL	4,649,893,603.57	100.00
Patricia L. Kampling
Affirmative	4,267,710,291.79	91.78
Withheld	382,183,311.78	8.22
TOTAL	4,649,893,603.57	100.00
Thomas A. Kennedy
Affirmative	4,267,946,894.44	91.79
Withheld	381,946,709.13	8.21
TOTAL	4,649,893,603.57	100.00
Oscar Munoz
Affirmative	4,254,312,236.56	91.49
Withheld	395,581,367.01	8.51
TOTAL	4,649,893,603.57	100.00
Karen B. Peetz
Affirmative	4,213,722,419.90	90.62
Withheld	436,171,183.67	9.38
TOTAL	4,649,893,603.57	100.00
David M. Thomas
Affirmative	4,279,783,504.30	92.04
Withheld	370,110,099.27	7.96
TOTAL	4,649,893,603.57	100.00
Susan Tomasky
Affirmative	4,239,971,700.48	91.18
Withheld	409,921,903.09	8.82
TOTAL	4,649,893,603.57	100.00
Michael E. Wiley
Affirmative	4,264,334,387.78	91.71
Withheld	385,559,215.79	8.29
TOTAL	4,649,893,603.57	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Capital Development Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class O, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class O, the Board considered a pro forma management fee rate for Class O as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class O of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class O of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of  Class O of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class O of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.814756.119
ADESII-ANN-1124

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024